SEMIANNUAL
                                                                          REPORT
                                                                  MARCH 31, 1998


                            TIP FUNDS [LOGO OMITTED]
                         TRUSTED INSTITUTIONAL PARTNERS


================================================================================
                            Clover Equity Value Fund
================================================================================
                           Clover Small Cap Value Fund
================================================================================
                            Clover Max Cap Value Fund
================================================================================
                            Clover Fixed Income Fund
================================================================================



                This information must be preceded or accompanied by a current prospectus for each Fund described.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 1998                                                       (Unaudited)
                                                Market
                                                 Value
CLOVER EQUITY VALUE FUND            Shares       (000)
--------------------------------------------------------
COMMON STOCKS (88.2%)
BROADCASTING, NEWSPAPERS & ADVERTISING (3.1%)
   Comcast UK Cable
     Partners Limited*              295,000   $ 3,946
                                              -------
CHEMICALS (4.4%)
   Agrium                           260,000     3,672
   Geon                              85,800     1,920
                                              -------
                                                5,592
                                              -------
COMMUNICATIONS EQUIPMENT (3.8%)
   Harman International              70,000     3,080
   Harris                            34,000     1,772
                                              -------
                                                4,852
                                              -------
COMPUTERS & SERVICES (16.9%)
   American Management Systems*      95,000     2,612
   MAPICS*                          450,900     7,975
   Marcam Solutions*                180,000     1,423
   Policy Management Systems*        50,500     4,056
   SunGard Data Systems*            150,000     5,522
                                              -------
                                               21,588
                                              -------
ENTERTAINMENT (2.7%)
   King World Productions*          120,000     3,510
                                              -------
FINANCIAL SERVICES (1.9%)
   Cash America International       150,000     2,438
                                              -------
FOOD, BEVERAGE & TOBACCO (1.7%)
   United Biscuits Holdings, ADR    500,000     2,150
                                              -------
INSURANCE (5.9%)
   Acceptance Insurance*             60,000     1,429
   HSB Group                         25,000     1,681
   Renaissancere Holdings            40,000     2,000
   Safeco                            45,000     2,460
                                              -------
                                                7,570
                                              -------
MACHINERY (2.0%)
   AGCO                              85,000     2,523
                                              -------
MEDICAL PRODUCTS & SERVICES (5.2%)
   Mallinckrodt                      40,000     1,580
   MedPartners*                     460,000     4,715
   Oncor*                           225,700       395
                                              -------
                                                6,690
                                              -------




                                                Market
                                                 Value
                                    Shares       (000)
--------------------------------------------------------
 PAPER & PAPER PRODUCTS (1.2%)
   Willamette Industries             40,000   $ 1,502
                                              -------
PETROLEUM & FUEL PRODUCTS (6.0%)
   Nuevo Energy*                     40,000     1,432
   Phillips Petroleum                35,000     1,748
   Union Texas Petroleum            120,000     2,655
   USX-Marathon Group                50,000     1,881
                                              -------
                                                7,716
                                              -------
PRINTING & PUBLISHING (1.4%)
   American Greetings, Cl A          40,000     1,840
                                              -------
REAL ESTATE INVESTMENT TRUSTS (3.6%)
   Chateau Communities               50,000     1,487
   Manufactured Home
     Communities                     75,000     1,941
   Storage Trust Realty              50,000     1,234
                                              -------
                                                4,662
                                              -------
RETAIL (5.1%)
   Department 56*                    80,000     3,040
   Kroger*                           75,000     3,464
                                              -------
                                                6,504
                                              -------
RUBBER & PLASTIC (4.5%)
   Hanna                            140,000     3,421
   Myers Industries                 113,400     2,367
                                              -------
                                                5,788
                                              -------
STEEL & STEEL WORKS (1.2%)
   UCAR International*               50,000     1,569
                                              -------
TELEPHONES & TELECOMMUNICATION (11.2%)
   COMSAT                            70,000     2,411
   Frontier                         300,000     9,769
   Sprint                            31,000     2,098
                                              -------
                                               14,278
                                              -------
TRANSPORTATION SERVICES (1.4%)
   CSX                               29,000     1,726
                                              -------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 1998                                                       (Unaudited)

                                    Shares/     Market
CLOVER EQUITY VALUE FUND          Face Amount    Value
(Concluded)                          (000)       (000)
--------------------------------------------------------
TRUCKING (1.6%)
   Roadway Express                    5,000   $   123
   Yellow*                          100,000     1,913
                                              -------
                                                2,036
                                              -------
WHOLESALE (3.4%)
   Avnet                             40,000     2,303
   Supervalu                         45,000     2,098
                                              -------
                                                4,401
                                              -------
TOTAL COMMON STOCKS
   (Cost $90,496)                             112,881
                                              -------
CONVERTIBLE BONDS (1.3%)
   Danka Business Systems,
     Convertible to
     34.3348 Shares
     6.750%, 04/01/02                $1,000       956
   Meditrust,
     Convertible to
     27.6396 Shares
     7.500%, 03/01/01                   600       638
                                              -------
TOTAL CONVERTIBLE BONDS
   (Cost $1,478)                                1,594
                                              -------
CORPORATE OBLIGATIONS (3.0%)
   Canandaigua Wine
     8.750%, 12/15/03                 1,500     1,547
   Tenet Healthcare
     8.000%, 01/15/05                 2,300     2,358
                                              -------
TOTAL CORPORATE OBLIGATIONS
   (Cost $3,756)                                3,905
                                              -------


                                     Face       Market
                                    Amount       Value
                                     (000)       (000)
--------------------------------------------------------
REPURCHASE AGREEMENT (4.7%)
   Lehman Brothers
     5.25%, dated 03/31/98,
     matures 04/01/98, repurchase
     price $6,086,356 (collateralized
     by U.S. Treasury Notes, par
     value $6,021,874, 5.375%-
     6.50%, matures 05/31/98-
     04/30/99: market
     value $6,242,270)               $6,086  $  6,086
                                             --------
TOTAL REPURCHASE AGREEMENT
   (Cost $6,086)                                6,086
                                             --------
TOTAL INVESTMENTS (97.2%)
   (Cost $101,816)                            124,466
                                             --------
OTHER ASSETS AND LIABILITIES, NET (2.8%)        3,563
                                             --------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 6,725,876 outstanding
     shares of beneficial interest             96,044
   Undistributed net investment income             41
   Accumulated net realized gain
     on investments                             9,294
   Net unrealized appreciation
     on investments                            22,650
                                             --------
TOTAL NET ASSETS (100.0%)                    $128,029
                                             ========
   Net Asset Value, Offering and
     Redemption Price Per Share              $  19.04
                                             ========
*NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 1998                                                       (Unaudited)

                                                Market
                                                 Value
CLOVER SMALL CAP VALUE FUND         Shares       (000)
--------------------------------------------------------
COMMON STOCKS (97.9%)
AGRICULTURE (0.1%)
   Cagle's, Cl A                      1,600  $     17
                                             --------
AIR TRANSPORTATION (1.6%)
   Mesa Air Group*                   30,000       276
                                             --------
APPAREL/TEXTILES (1.5%)
   Conso Products*                    6,000        51
   Crown Crafts                       8,000       168
   Dixie Group                        4,000        46
                                             --------
                                                  265
                                             --------
AUTOMOTIVE (5.1%)
   Exide                              6,600       112
   Global Motorsport Group*           5,000        91
   Jason*                            14,000       135
   Monro Muffler Brake*              18,000       299
   Oshkosh Truck                      4,300        82
   Republic Automotive Parts*         9,400       170
                                             --------
                                                  889
                                             --------
BANKS (2.9%)
   Business Bank of California*       3,000        42
   Clovis Community Bank of CA        2,500        60
   Cortland Bancorp, Cortland, OH     1,000        58
   First Federal S&L of Alpena        3,000        56
   First Place Financial Corp*          900        58
   National Bankshares VA             2,200        59
   Pioneer Bankcorporation NV*        2,000        86
   Ridgestone Financial Services*     2,500        45
   Wake Forest Federal
     Savings & Loan                   2,000        43
                                             --------
                                                  507
                                             --------
BEAUTY PRODUCTS (1.5%)
   Allou Health & Beauty, Cl A*      12,000       102
   Jean Philippe Fragrances*         19,500       149
                                             --------
                                                  251
                                             --------
BROADCASTING, NEWSPAPERS & ADVERTISING (5.2%)
   Comcast UK Cable Partners Ltd*    39,500       528
   Four Media*                       15,500       145
   Jones Intercable, Cl A*           12,300       224
                                             --------
                                                  897
                                             --------


                                                Market
                                                 Value
                                    Shares       (000)
--------------------------------------------------------
CHEMICALS (6.6%)
   Bush Boake Allen*                 10,000  $    319
   CPAC*                             32,000       356
   Quaker Chemical                   13,000       247
   Terra Industries                  14,000       153
   Triple S Plastics*                10,000        63
                                             --------
                                                1,138
                                             --------
COMMUNICATIONS EQUIPMENT (3.2%)
   Aseco*                            18,400       142
   California Microwave*              2,500        53
   Performance Technologies*         16,000       236
   TII Industries*                   21,500       114
                                             --------
                                                  545
                                             --------
COMPUTERS & SERVICES (9.9%)
   Bell & Howell*                     5,000       137
   Carnegie Group Inc*               21,200        76
   Data General*                     13,500       239
   MAPICS*                           45,000       796
   Marcam Solutions*                 11,000        87
   Metatec, Cl A*                    42,300       201
   Miltope Group Inc*                 5,000        16
   Santa Cruz Operation*             11,000        56
   Trident Microsystems*             14,000       104
                                             --------
                                                1,712
                                             --------
CONSUMER PRODUCTS (2.4%)
   Oil-Dri                           15,700       251
   Perfumania*                       23,000        60
   Vans*                             10,000       106
                                             --------
                                                  417
                                             --------
ENTERTAINMENT (1.0%)
   Aztar*                            20,000       173
                                             --------
ENVIRONMENTAL SERVICES (0.1%)
   Gundle/Slt Environmental*          3,000        16
                                             --------
FINANCIAL SERVICES (3.9%)
   Capital Senior Living Corp.*      11,000       153
   Cash America International        25,500       414
   Ezcorp*                            9,000       107
                                              --------
                                                  674
                                             --------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 1998                                                       (Unaudited)

                                                Market
CLOVER SMALL CAP VALUE FUND                      Value
(Continued)                         Shares       (000)
--------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (2.8%)
   Canandaigua Wine, Cl A*            3,100  $    177
   Chock Full O'Nuts*                13,100       102
   Imperial Holly                    11,000       106
   Sanderson Farms                    8,000       101
                                             --------
                                                  486
                                             --------
INSURANCE (2.8%)
   Acceptance Insurance*              9,000       214
   LaSalle Re Holdings                4,000       168
   Rightchoice Managed Care*          3,400        33
   Standard Management*              10,000        74
                                             --------
                                                  489
                                             --------
LEISURE PRODUCTS (3.5%)
   GT Bicycles*                      78,100       483
   Riddell Sports*                   21,500       118
                                             --------
                                                  601
                                             --------
LUMBER & WOOD PRODUCTS (1.1%)
   Cavalier Homes                    16,000       183
                                             --------
MACHINERY (4.4%)
   Brown & Sharpe
     Manufacturing, Cl A*            23,000       273
   Daw Technologies*                 35,000        50
   Defiance                          12,000        99
   Devlieg-Bullard*                   5,000        13
   Farrel                            10,000        61
   Tecumseh Products, Cl A            2,100       113
   Transpro                          19,500       154
                                             --------
                                                  763
                                             --------
MARINE TRANSPORTATION (0.5%)
   Maritrans                          8,300        91
                                             --------
MEDICAL PRODUCTS & SERVICES (3.7%)
   Advocat*                          13,000       131
   Laserscope*                       25,000        72
   Mariner Health Group*             10,200       175
   MedPartners*                      10,200       105


                                                Market
                                                 Value
                                    Shares       (000)
--------------------------------------------------------
   Oncor*                            18,500  $     32
   Physicians Resource Group*        23,000        85
   Staff Builders*                   20,000        45
                                             --------
                                                  645
                                             --------
METALS & MINING (0.3%)
   Souther Peru Copper                3,800        57
                                             --------
MISCELLANEOUS BUSINESS SERVICES (1.0%)
   Franklin Electric Publishing*     15,200       173
                                             --------
PETROLEUM & FUEL PRODUCTS (1.0%)
   HS Resources*                      7,500       117
   Tesoro Petroleum*                  3,300        59
                                             --------
                                                  176
                                             --------
PRECIOUS METALS (1.1%)
   Campbell Resources*              200,000        94
   Golden Star Resources*            29,000        92
                                             --------
                                                  186
                                             --------
PRINTING & PUBLISHING (2.8%)
   Cadmus Communications              7,900       188
   Norwood Promotional Products*     14,700       292
                                             --------
                                                  480
                                             --------
PROFESSIONAL SERVICES (2.4%)
   Exponent Inc*                      3,000        30
   Inacom*                            7,000       193
   Moneygram Payment Systems*         8,500       129
   Right Management Consultants*      5,000        59
                                             --------
                                                  411
                                             --------
REAL ESTATE INVESTMENT TRUSTS (4.6%)
   Entertainment Properties Trust*   10,000       196
   Home Properties of New York       12,600       350
   National Golf Properties           5,000       159
   Storage Trust Realty               3,800        94
                                             --------
                                                  799
                                             --------


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 1998                                                       (Unaudited)

                                                Market
CLOVER SMALL CAP VALUE FUND                      Value
(Concluded)                         Shares       (000)
--------------------------------------------------------
RETAIL (8.9%)
   Books-A-Million*                   5,000  $     29
   Building Material Holding*         6,500        89
   Buttrey Food & Drug Stores*       12,700       189
   Cache*                            46,000       170
   Department 56*                     5,400       205
   Jacobson Stores*                  20,100       281
   Max & Erma's Restaurants*         15,000        98
   Michael Anthony Jewelers*         12,700        31
   Multiple Zones*                   28,500       107
   Service Merchandise*              15,000        30
   Tandycrafts*                      59,200       311
                                             --------
                                                1,540
                                             --------
RUBBER & PLASTIC (2.6%)
   American Biltrite                  1,000        30
   Myers Industries                  20,000       418
                                             --------
                                                  448
                                             --------
SEMI-CONDUCTORS/INSTRUMENTS (3.3%)
   Exar*                              6,000       130
   Innovex                            9,000       219
   Interphase*                       20,000       140
   Tegal*                            12,700        90
                                             --------
                                                  579
                                             --------
STEEL & STEEL WORKS (1.1%)
   Inland Steel Industries            7,200       199
                                             --------
TELEPHONES & TELECOMMUNICATION (0.6%)
   CoreComm*                          6,000       100
                                             --------
TRUCKING (2.7%)
   American Freightways*             30,000       330
   Celadon Group*                     9,400       139
                                             --------
                                                  469
                                             --------
WHOLESALE (1.7%)
   Moore Medical*                     5,000        57
   Nash Finch                         7,000       139
   Patrick Industries                 6,000        93
                                             --------
                                                  289
                                             --------


                                    Face        Market
                                    Amount       Value
                                    (000)        (000)
--------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $14,867)                            $ 16,941
                                             --------
REPURCHASE AGREEMENT (2.0%)
   Lehman Brothers
     5.25%, dated 03/31/98,
     matures 04/01/98, repurchase
     price $354,847 (collateralized
     by U.S. Treasury Note, par
     value  $357,547, 5.375%,
     matures 05/31/98: total
     market value $363,825)            $355        355
                                              --------
TOTAL REPURCHASE AGREEMENT
   (Cost $355)                                     355
                                              --------
TOTAL INVESTMENTS (99.9%)
   (Cost $15,222)                               17,296
                                              --------
OTHER ASSETS AND LIABILITIES, NET (0.1%)            13
                                              --------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 1,190,104 outstanding
     shares of beneficial interest              14,571
   Net investment loss                             (53)
   Accumulated net realized gain
     on investments                                717
   Net unrealized appreciation
     on investments                              2,074
                                              --------
TOTAL NET ASSETS (100.0%)                     $ 17,309
                                              ========
   Net Asset Value, Offering and
     Redemption Price Per Share                 $14.54
                                              ========

*NON-INCOME PRODUCING SECURITY
CL -- CLASS

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 1998                                                       (Unaudited)

                                                Market
                                                 Value
CLOVER MAX CAP VALUE FUND           Shares       (000)
--------------------------------------------------------
COMMON STOCKS (95.4%)
AEROSPACE & DEFENSE (1.0%)
   Litton Industries*                   300   $     17
                                              --------
AIRLINES (1.3%)
   British Airways, PLC, ADR            200         21
                                              --------
AUTOMOTIVE (1.2%)
   Ford Motor                           100          6
   Honda Motor                          200         14
                                              --------
                                                    20
                                              --------
AUTO PARTS (5.3%)
   Cummins Engine                       500         28
   Genuine Parts                        700         27
   Meritor Automotive                 1,200         32
                                              --------
                                                    87
                                              --------
BANKS (3.8%)
   JP Morgan                            150         20
   Norwest                              500         21
   PNC Bank                             375         22
                                              --------
                                                    63
                                              --------
BEAUTY PRODUCTS (2.0%)
   International Flavors &
     Fragrances                         700         33
                                              --------
CHEMICALS (2.1%)
   Dow Chemical                         350         34
                                              --------
COMMUNICATIONS EQUIPMENT (1.1%)
   Harris                               350         18
                                              --------
COMPUTERS & SERVICES (4.2%)
   Bay Networks*                        350          9
   NCR*                                 500         17
   Seagate Technology*                  600         15
   Silicon Graphics*                  2,000         28
                                              --------
                                                    69
                                              --------
CONSUMER PRODUCTS (0.9%)
   General Mills                        200         15
                                              --------


                                                Market
                                                 Value
                                    Shares       (000)
--------------------------------------------------------
CONTAINERS & PACKAGING (1.9%)
   Crown Cork & Seal                    600   $     32
                                              --------
DRUGS (1.3%)
   Abbott Laboratories                  150         11
   Merck                                 75         10
                                              --------
                                                    21
                                              --------
ELECTRICAL UTILITIES (1.1%)
   Central & South West                 300          8
   WPL Holdings                         300         10
                                              --------
                                                    18
                                              --------
FOOD, BEVERAGE & TOBACCO (7.7%)
   Anheuser Busch                       600         28
   Conagra                              900         29
   McCormick                            900         29
   Philip Morris                        400         17
   RJR Nabisco                          800         25
                                              --------
                                                   128
                                              --------
GAS/NATURAL GAS (1.9%)
   National Fuel & Gas                  400         19
   Nicor                                300         13
                                              --------
                                                    32
                                              --------
GLASS PRODUCTS (1.3%)
   Corning                              500         22
                                              --------
HOUSEHOLD PRODUCTS (1.6%)
   Whirlpool                            400         27
                                              --------
INDUSTRIAL ELECTRONICS (1.7%)
   Raytheon Company, Cl A                 6         --
   Raytheon Company, Cl B               500         29
                                              --------
                                                    29
                                              --------
INSURANCE (1.3%)
   Safeco                               400         22
                                              --------
LUMBER & WOOD PRODUCTS (2.4%)
   Georgia-Pacific                      600         39
                                              --------


    The accompanying notes are an integral part of the financial statements.
                                        6

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 1998                                                       (Unaudited)

                                                Market
CLOVER MAX CAP VALUE FUND                        Value
(Continued)                         Shares       (000)
--------------------------------------------------------
MACHINERY (2.2%)
   Black & Decker                       400   $     21
   Timken                               450         15
                                              --------
                                                    36
                                              --------
MEASURING DEVICES (1.0%)
   EG & G                               550         16
                                              --------
MEDICAL PRODUCTS & SERVICES (6.4%)
   Baxter International                 500         28
   Healthsouth*                         400         11
   Mallinckrodt                         400         16
   MedPartners*                       1,600         16
   Pall                               1,650         35
                                              --------
                                                   106
                                              --------
METALS & MINING (1.3%)
   Freeport-McMoran
     Copper & Gold, Cl B                600         12
   Reynolds Metals                      150          9
                                              --------
                                                    21
                                              --------
PAPER & PAPER PRODUCTS (5.2%)
   Chesapeake                           700         24
   Consolidated Papers                  300         19
   Potlatch                             350         15
   Westvaco                             300          9
   Weyerhaeuser                         350         20
                                              --------
                                                    87
                                              --------
PETROLEUM & FUEL PRODUCTS (4.2%)
   Kerr-McGee                           300         21
   Occidental Petroleum               1,400         41
   Phillips Petroleum                   150          7
                                              --------
                                                    69
                                              --------
PETROLEUM REFINING (0.9%)
   Amoco                                100          9
   Ashland                              100          6
                                              --------
                                                    15
                                              --------


                                                Market
                                                 Value
                                    Shares       (000)
--------------------------------------------------------
PROFESSIONAL SERVICES (1.4%)
   Dun & Bradstreet                     700   $     24
                                              --------
RAILROADS (2.2%)
   Norfolk Southern                     800         30
   Union Pacific                        100          6
                                              --------
                                                    36
                                              --------
REAL ESTATE INVESTMENT TRUSTS (4.8%)
   Camden Property Trust                800         24
   Equity Residential
     Properties Trust                   600         30
   Meditrust                            800         25
                                              --------
                                                    79
                                              --------
RESTAURANTS (1.7%)
   Wendy's International              1,300         29
                                              --------
RETAIL (5.9%)
   American Stores                      500         13
   Dillards Incorporated, Cl A          800         30
   Federated Department Stores*         600         31
   Toys "R" Us*                         800         24
                                              --------
                                                    98
                                              --------
RUBBER & PLASTIC (1.2%)
   Rubbermaid                           700         20
                                              --------
SEMI-CONDUCTORS/INSTRUMENTS (4.4%)
   AMP                                  700         31
   Intel                                250         19
   National Semiconductor*            1,100         23
                                              --------
                                                    73
                                              --------
STEEL & STEEL WORKS (0.4%)
   Alcan Aluminum                       200          6
                                              --------
TELEPHONES & TELECOMMUNICATION (3.6%)
   Frontier                             850         28
   Sprint                               300         20
   Telephone & Data Systems             250         12
                                              --------
                                                    60
                                              --------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 1998                                                       (Unaudited)

                                     Face       Market
CLOVER MAX CAP VALUE FUND           Amount       Value
(Concluded)                          (000)       (000)
--------------------------------------------------------
TRANSPORTATION SERVICES (2.2%)
   CSX                                 $300   $     18
   FDX* 150                              11
   Ryder System                         200          8
                                              --------
                                                    37
                                              --------
WHOLESALE (1.3%)
   Supervalu                            450         21
                                              --------
TOTAL COMMON STOCKS
   (Cost $1,485)                                 1,580
                                              --------
REPURCHASE AGREEMENT (5.0%)
   Lehman Brothers
     5.25%, dated 03/31/98,
     matures 04/01/98, repurchase
     price  $82,633 (collateralized by
     U.S. Treasury Note, par value
     $83,262, 5.375%, matures
     05/31/98: market
     value $84,724)                      83         83
                                              --------
TOTAL REPURCHASE AGREEMENT
   (Cost $83)                                       83
                                              --------
TOTAL INVESTMENTS (100.4%)
   (Cost $1,568)                                 1,663
                                              --------
OTHER ASSETS AND LIABILITIES, NET (-0.4%)           (6)
                                              --------



                                                Market
                                                 Value
                                                 (000)
--------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 149,007 outstanding
     shares of beneficial interest            $  1,533
   Accumulated net realized gain
     on investments                                 29
   Net unrealized appreciation
     on investments                                 95
                                              --------
TOTAL NET ASSETS (100.0%)                     $  1,657
                                              ========
   Net Asset Value, Offering
     and Redemption Price Per Share             $11.12
                                              ========

*NON-INCOME PRODUCING SECURITY
ADR--AMERICAN DEPOSITORY RECEIPT
CL--CLASS
PLC--PUBLIC LIMITED COMPANY

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 1998                                                       (Unaudited)

                                      Face      Market
                                     Amount      Value
CLOVER FIXED INCOME FUND              (000)      (000)
--------------------------------------------------------
CORPORATE OBLIGATIONS (48.2%)
ENTERTAINMENT (3.7%)
   Mattel
     6.750%, 05/15/00                 $ 350   $    356
   Walt Disney
     6.375%, 03/30/01                   750        759
                                              --------
                                                 1,115
                                              --------
FINANCE (3.1%)
   General Motors Acceptance
     7.750%, 01/15/99                   400        405
   Texaco Capital MTN
     7.420%, 07/15/02                   500        526
                                              --------
                                                   931
                                              --------
FINANCIAL SERVICES (1.6%)
   Pitney Bowes Credit
     5.650%, 01/15/03                   500        491
                                              --------
FOOD, BEVERAGE & TOBACCO (8.3%)
   Anheuser Busch
     6.750%, 08/01/03                   750        774
   Bass America
     6.750%, 08/01/99                   450        454
   Canandaigua Wine
     8.750%, 12/15/03                 1,000      1,031
   Grand Metropolitan Investment
     6.500%, 09/15/99                   250        252
                                              --------
                                                 2,511
                                              --------
INDUSTRIAL (0.7%)
   Masco
     6.125%, 09/15/03                   200        198
                                              --------
MEDICAL PRODUCTS & SERVICES (10.2%)
   Abbott Laboratories
     5.600%, 10/01/03                   700        686
   Eli Lilly
     6.250%, 03/15/03                   750        756
   Tenet Healthcare
     8.000%, 01/15/05                 1,100      1,127
   Zeneca Wilmington
     6.300%, 06/15/03                   500        502
                                              --------
                                                 3,071
                                              --------


                                      Face      Market
                                     Amount      Value
                                      (000)      (000)
--------------------------------------------------------
PRINTING & PUBLISHING (4.7%)
   Knight-Ridder
     8.500%, 09/01/01                 $ 750  $    774
   McGraw-Hill
     9.430%, 09/01/00                   600       645
                                             --------
                                                1,419
                                             --------
REAL ESTATE INVESTMENT TRUSTS (1.7%)
   Meditrust
     7.000%, 08/15/07                   500       510
                                             --------
RETAIL (1.7%)
   Dayton Hudson
     7.500%, 03/01/99                   500       507
                                             --------
UTILITIES (12.5%)
   Detroit Edison
     6.560%, 05/01/01                   500       507
   Florida Power & Light
     5.500%, 07/01/99                   800       795
   Northern Illinois Gas
     6.750%, 06/01/02                 1,000     1,021
   Northern States Power
     7.875%, 10/01/01                  6500       687
     5.875%, 03/01/03                   750       745
                                             --------
                                                3,755
                                             --------
TOTAL CORPORATE OBLIGATIONS
   (Cost $14,299)                              14,508
                                             --------
U.S. GOVERNMENT MORTGAGE-BACKED BONDS (12.5%)
   FHLMC, Pool # 252641
     8.000%, 07/01/07                    39        41
   FHLMC, Pool # 277449
     8.500%, 09/01/09                    16        17
   FHLMC, REMIC, Series
     1546, Cl H
     7.000%, 12/15/22                   390       397
   FNMA, Pool # 369214
     5.000%, 04/01/09                   356       336
   FNMA, REMIC, Series
     1993-118 G
     6.500%, 11/25/06                 1,000     1,009
   FNMA, REMIC, Series
     1993-95, Cl PE
     6.500%, 10/25/07                   750       756
   FNMA, REMIC, Series
     G93-21, Cl VE
     6.600%, 11/25/07                   184       183

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                             CLOVER FUNDS
March 31, 1998                                                       (Unaudited)

                                      Face      Market
CLOVER FIXED INCOME FUND             Amount      Value
(Concluded)                           (000)      (000)
--------------------------------------------------------
   GNMA, Pool # 13125
     8.000%, 10/15/06               $    33  $     34
   GNMA, Pool # 187899
     8.000%, 05/15/17                   220       227
   GNMA, Pool # 196477
     10.000%, 04/15/10                   84        90
   GNMA, Pool # 202886
     8.000%, 03/15/17                   218       226
   GNMA, Pool # 221235
     8.500%, 07/15/17                    92        97
   GNMA, Pool # 331786
     8.000%, 08/15/22                   335       347
                                             --------
TOTAL U.S. GOVERNMENT MORTGAGE-BACKED BONDS
   (Cost $3,707)                                3,760
                                             --------
U.S. TREASURY OBLIGATIONS (31.4%)
   U.S. Treasury Bonds
     7.500%, 11/15/16                 1,250     1,458
     8.000%, 11/15/21                   750       934
     7.250%, 08/15/22                 1,500     1,731
   U.S. Treasury Notes
     6.250%, 06/30/02                 1,000     1,020
     7.250%, 05/15/04                   150       162
     7.875%, 11/15/04                 1,000     1,117
     7.500%, 02/15/05                   300       330
     6.500%, 05/15/05                   950       991
     6.500%, 08/15/05                   250       261
     6.500%, 10/15/06                 1,000     1,049
   U.S. Treasury STRIPS
     0.000%, 05/15/20                 1,500       398
                                             --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $9,006)                                9,451
                                             --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (1.7%)
   FNMA, MTN
     6.250%, 01/14/04                   250       249
   Private Export Funding
     6.620%, 10/01/05                   250       260
                                             --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $481)                                    509
                                             --------


                                      Face      Market
                                     Amount      Value
                                      (000)      (000)
--------------------------------------------------------
CONVERTIBLE BOND (2.0%)
   Meditrust,
     Convertible to
     27.6396 Shares
     7.500%, 03/01/01                  $570  $    606
                                             --------
TOTAL CONVERTIBLE BOND
   (Cost $573)                                    606
                                             --------
REPURCHASE AGREEMENT (2.8%)
   Lehman Brothers
     5.25%, dated 03/31/98,
     matures 04/01/98, repurchase
     price $862,901 (collateralized
     by U.S. Treasury Note, par
     value $852,499, 6.50%,
     matures 04/30/99: market
     value $883,707)                    862       862
                                             --------
TOTAL REPURCHASE AGREEMENT
   (Cost $862)                                    862
                                             --------
TOTAL INVESTMENTS (98.6%)
   (Cost $28,928)                              29,696
                                             --------
OTHER ASSETS AND LIABILITIES, NET (1.4%)          428
                                             --------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 3,008,278 outstanding
     shares of beneficial interest             29,355
   Undistributed net investment income             11
   Accumulated net realized loss
     on investments                               (10)
   Net unrealized appreciation
     on investments                               768
                                             --------
TOTAL NET ASSETS (100.0%)                    $ 30,124
                                             ========
   Net Asset Value, Offering and
     Redemption Price Per Share              $  10.01
                                             ========


CL--CLASS
FHLMC--FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA--FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA--GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN--MEDIUM TERM NOTE
REMIC--REAL ESTATE MORTGAGE INVESTMENT CONDUIT
STRIPS--SEPARATELY TRADED AND REGISTERED INTEREST AND PRINCIPAL SECURITIES

    The accompanying notes are an integral part of the financial statements.


STATEMENT OF OPERATIONS (000)                                                                                           CLOVER FUNDS
For the six-month period ended March 31, 1998                                                                            (Unaudited)





                                                               CLOVER        CLOVER       CLOVER        CLOVER
                                                               EQUITY       SMALL CAP     MAX CAP        FIXED
                                                               VALUE         VALUE        VALUE         INCOME
                                                                FUND          FUND       FUND (1)        FUND
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends .......................................         $   733          $  41        $  9         $   --
   Interest ........................................             360             13           2            873
---------------------------------------------------------------------------------------------------------------------------
     Total Investment Income........................           1,093             54          11            873
---------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ........................             451             65           3             60
   Investment Advisory Fee Waiver ..................             (13)           (39)         (3)           (37)
   Reimbursements by Advisor........................              --             --         (58)            --
   Administrator Fees ..............................              68             37          30             37
   Custodian Fees ..................................               5              4           3              3
   Transfer Agent Fees .............................              77             16          11             13
   Professional Fees ...............................              37              7           3              7
   Trustee Fees ....................................               3              1          --              1
   Registration Fees ...............................              15              9           8              8
   Pricing Fees ....................................               1             --           1              1
   Printing Expense ................................              20              4           2              4
   Amortization of Deferred Organizational Costs ...               1              3           4              2
   Insurance and Other Fees ........................               5             --          --              1
---------------------------------------------------------------------------------------------------------------------------
     Total Expenses ................................             670            107           4            100
---------------------------------------------------------------------------------------------------------------------------
         Net Investment Income (Loss) ..............             423            (53)          7            773
---------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain From Securities Sold ..........           9,256            985          29             --
   Net Unrealized Appreciation (Depreciation)
     of Investment Securities ......................           4,980           (892)         95            253
---------------------------------------------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain
       on Investments ..............................          14,236             93         124            253
---------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
      From Operations ..............................         $14,659          $  40        $131         $1,026
---------------------------------------------------------------------------------------------------------------------------

(1) Clover Max Cap Value Fund commenced operations on October 31, 1997. Amounts designated as "--" are either $0 or have been rounded to $0.

                         The accompanying notes are an integral part of the financial statements.


STATEMENT OF CHANGES IN NET ASSETS (000)
For the six-month period ended March 31, 1998 (Unaudited) and the eleven-month period ended September 30, 1997.

                                                                       CLOVER EQUITY                         CLOVER SMALL CAP
                                                                        VALUE FUND                              VALUE FUND
                                                                 ------------------------                ------------------------
                                                                         FOR THE                                 FOR THE
                                                                  SIX-MONTH     ELEVEN-MONTH             SIX-MONTH      ELEVEN-MONTH
                                                                PERIOD ENDED    PERIOD ENDED           PERIOD ENDED     PERIOD ENDED
                                                                   3/31/98         9/30/97                3/31/98          9/30/97
------------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss) .............................   $     423        $  1,100               $    (53)          $   (50)
   Net Realized Gain on Securities Sold .....................       9,256          12,612                    985             1,014
   Net Unrealized Appreciation (Depreciation) of
     Investment Securities ..................................       4,980           8,409                   (892)            2,889
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting
       from Operations ......................................      14,659          22,121                     40             3,853
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ....................................        (420)         (1,119)                    --                --
   Realized Capital Gain ....................................     (12,612)         (3,929)                (1,235)              (60)
------------------------------------------------------------------------------------------------------------------------------------
     Total Distributions ....................................     (13,032)         (5,048)                (1,235)              (60)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued ..............................      13,518          28,919                  3,645             7,760
   Proceeds from Shares Issued in Lieu of
     Cash Distributions .....................................      12,746           4,923                  1,219                59
   Cost of Shares Redeemed ..................................     (17,721)        (18,106)                (1,639)             (828)
------------------------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets From
       Capital Share Transactions ...........................       8,543          15,736                  3,225             6,991
------------------------------------------------------------------------------------------------------------------------------------
     Total Increase in Net Assets............................      10,170          32,809                  2,030            10,784
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
     Beginning of Period ....................................     117,859          85,050                 15,279             4,495
------------------------------------------------------------------------------------------------------------------------------------
     End of Period ..........................................    $128,029(1)     $117,859(1)             $17,309            $15,279
====================================================================================================================================
Shares Issued and Redeemed:
   Issued ...................................................         741           1,714                    258               604
   Issued in Lieu of Cash Distributions .....................         732             297                     96                 5
   Redeemed .................................................        (954)         (1,054)                  (122)              (65)
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase in Share Transactions .....................         519             957                    232               544
------------------------------------------------------------------------------------------------------------------------------------

                                                                     CLOVER MAX CAP                       CLOVER FIXED
                                                                       VALUE FUND                          INCOME FUND
                                                                  ----------------------            ------------------------
                                                                        FOR THE                              FOR THE
                                                                         PERIOD                      SIX-MONTH    ELEVEN-MONTH
                                                                      10/31/97 THRU                PERIOD ENDED   PERIOD ENDED
                                                                       3/31/98 (3)                    3/31/98        9/30/97
------------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss) .............................            $    7                       $   773       $ 1,216
   Net Realized Gain on Securities Sold .....................                29                            --            50
   Net Unrealized Appreciation (Depreciation) of
     Investment Securities ..................................                95                           253           349
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting
       from Operations ......................................               131                         1,026         1,615
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ....................................                (7)                         (780)       (1,209)
   Realized Capital Gain ....................................                --                           (52)         (204)
------------------------------------------------------------------------------------------------------------------------------------
     Total Distributions ....................................                (7)                         (832)       (1,413)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued ..............................             1,528                         9,949         7,459
   Proceeds from Shares Issued in Lieu of
     Cash Distributions .....................................                 7                           788         1,346
   Cost of Shares Redeemed ..................................                (2)                       (4,484)       (5,061)
------------------------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets From
       Capital Share Transactions ...........................             1,533                         6,253         3,744
------------------------------------------------------------------------------------------------------------------------------------
     Total Increase in Net Assets............................             1,657                         6,447         3,946
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
     Beginning of Period ....................................                --                        23,677        19,731
------------------------------------------------------------------------------------------------------------------------------------
     End of Period ..........................................            $1,657                       $30,124(2)    $23,677(2)
====================================================================================================================================
Shares Issued and Redeemed:
   Issued ...................................................               148                           989           765
   Issued in Lieu of Cash Distributions .....................                 1                            78           138
   Redeemed .................................................                --                          (446)         (519)
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase in Share Transactions .....................               149                           621           384
------------------------------------------------------------------------------------------------------------------------------------


(1) Includes undistributed net investment income of $41 and $38 as of March 31, 1998 and September 30, 1997, respectively.
(2) Includes undistributed net investment income of $11 and $18, as of March 31, 1998 and September 30, 1997, respectively.
(3) The Clover Max Cap Value Fund commenced operations October 31, 1997.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.
                                                          12 & 13



FINANCIAL HIGHLIGHTS                                                                                                   CLOVER FUNDS
For the six-month period ended March 31, 1998 (Unaudited) and the periods ended October 31,
For a Share Outstanding Throughout the Period


                                                                                                                    Ratio of Net
          Net               Realized and                                Net                     Net                   Investment
         Asset       Net     Unrealized  Distributions Distributions   Asset                   Assets      Ratio       Income
         Value   Investment   Gains or      from Net       from        Value                    End     of Expenses   or (Loss)
       Beginning   Income   (Losses) on   Investment      Capital       End                  of Period   to Average   to Average
       of Period   (Loss)   Investments     Income         Gains     of Period  Total Return    (000)    Net Assets   Net Assets
       --------- ---------- ------------ ------------- ------------- ---------- ------------ ---------  ----------- ------------
------------------------
CLOVER EQUITY VALUE FUND
------------------------
1998     $18.99     0.06       2.07          (0.06)       (2.02)      $19.04      12.30%+     $128,029      1.10%*      0.69%*
1997(1)  $16.20     0.18       3.54          (0.18)       (0.75)      $18.99      23.86%+     $117,859      1.10%*      1.18%*
1996     $15.29     0.19       2.15          (0.22)       (1.21)      $16.20      16.47%      $ 85,050      1.10%       1.32%
1995     $13.74     0.24       2.46          (0.22)       (0.93)      $15.29      21.25%      $ 51,647      1.10%       1.82%
1994     $11.94     0.08       2.01          (0.08)       (0.21)      $13.74      17.80%      $ 25,249      1.14%       0.71%
1993     $10.45     0.10       1.54          (0.10)       (0.05)      $11.94      15.83%      $ 15,070      1.18%       0.89%
1992(2)  $10.00     0.10       0.44          (0.09)         --        $10.45       5.94%*     $  9,005      1.20%*      1.15%*
---------------------------
CLOVER SMALL CAP VALUE FUND
---------------------------
1998     $15.94    (0.03)     (0.20)           --         (1.17)      $14.54      (0.35)%+    $ 17,309      1.40%*     (0.70)%*
1997(1)  $10.87    (0.04)      5.24            --         (0.13)      $15.94      48.23%+     $ 15,279      1.40%*     (0.64)%*
1996(3)  $10.00     0.02       0.88          (0.03)         --        $10.87       8.97%+     $  4,495      1.40%*     (0.03)%*
-------------------------
CLOVER MAX CAP VALUE FUND
-------------------------
1998(4)  $10.00     0.07       1.12          (0.07)         --        $11.12      11.94%+     $  1,657      0.95%*      2.10%*
------------------------
CLOVER FIXED INCOME FUND
------------------------
1998    $  9.92     0.29       0.11          (0.29)      (0.02)       $10.01       4.10%+     $ 30,124      0.75%*      5.77%*
1997(1)  $ 9.85     0.54       0.16          (0.54)      (0.09)       $ 9.92       7.43%+     $ 23,677      0.75%*      6.03%*
1996     $ 9.89     0.59       0.01          (0.59)      (0.05)       $ 9.85       6.26%      $ 19,731      0.80%       6.00%
1995     $ 9.14     0.58       0.77          (0.58)      (0.02)       $ 9.89      15.27%      $ 14,685      0.80%       6.13%
1994     $10.85     0.57      (0.92)         (0.57)      (0.79)       $ 9.14      (3.54)%     $  9,762      0.80%       5.88%
1993     $10.23     0.61       0.72          (0.61)      (0.10)       $10.85      13.40%      $  7,966      0.78%       5.62%
1992(2)  $10.00     0.56       0.23          (0.56)        --         $10.23       9.05%*     $  8,982      0.80%*      6.28%*


                      Ratio of Net
         Ratio of      Investment
         Expenses     Income (Loss)
        to Average     to Average
        Net Assets     Net Assets
        (Excluding     (Excluding    Portfolio   Average
        Waivers and    Waivers and   Turnover   Commission
       Contributions) Contributions    Rate       Rate(5)
       -------------- ------------- ----------  ----------
------------------------
CLOVER EQUITY VALUE FUND
------------------------
1998      1.12%*          0.67%*      24.15%     $0.0536
1997(1)   1.15%*          1.13%*      51.64%     $0.0551
1996      1.21%           1.21%       51.36%     $0.0577
1995      1.20%           1.72%       84.76%       n/a
1994      1.30%           0.55%       58.44%       n/a
1993      1.51%           0.56%       82.51%       n/a
1992(2)   2.09%*          0.26%*      31.00%       n/a
---------------------------
CLOVER SMALL CAP VALUE FUND
---------------------------
1998      1.91%*         (1.21)%*     32.67%     $0.0528
1997(1)   2.43%*         (1.67)%*     59.03%     $0.0461
1996(3)   5.29%*         (3.92)%*     14.17%     $0.0470
-------------------------
CLOVER MAX CAP VALUE FUND
-------------------------
1998(4)  17.82%*        (14.77)%*     25.38%     $0.0501
------------------------
CLOVER FIXED INCOME FUND
------------------------
1998      1.03%*          5.49%*       2.50%       n/a
1997(1)   1.02%*          5.76%*      11.83%       n/a
1996      1.11%           5.69%       24.52%       n/a
1995      1.40%           5.53%       35.84%       n/a
1994      1.46%           5.22%       11.11%       n/a
1993      1.29%           5.11%       68.61%       n/a
1992(2)   1.76%*          5.32%*     113.00%       n/a

 * Annualized
+  Returns are for the period indicated and have not been annualized.
(1)On June 25, 1997 the Board of Trustees of TIP Funds approved a change in the Clover Funds' fiscal year end from October 31 to September 30, effective September 30, 1997. (2)The Clover Fixed Income Fund and the Clover Equity Value Fund commenced operations on December 6, 1991.
(3)The Clover Small Cap Value Fund commenced operations on February 28, 1996.
(4)The Clover Max Cap Value Fund commenced operations on October 31, 1997.
(5)Average commission rate paid per share for the security purchases and sales made during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.
                                       14

NOTES TO FINANCIAL STATEMENTS                                       CLOVER FUNDS
March 31, 1998                                                       (Unaudited)


1. ORGANIZATION:

TIP FUNDS (the "Trust") is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with twelve portfolios. The financial statements included herein are those of the Clover Equity Value Fund, the Clover Small Cap Value Fund, the Clover Max Cap Value Fund and the Clover Fixed Income Fund (the "Funds"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a Shareholder's interest is limited to the portfolio in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of the default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding.

     EXPENSES -- Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid quarterly to Shareholders for the Clover Equity Value Fund, the Clover Small Cap Value Fund and the Clover Max Cap Value Fund declared daily and paid monthly for the Clover Fixed Income Fund. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

     Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts

NOTES TO FINANCIAL STATEMENTS (Continued)                           CLOVER FUNDS
March 31, 1998                                                       (Unaudited)


     determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These classifications have no effect on net assets or net asset value.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:

Organization costs have been capitalized by the Funds and are being amortized over sixty months commencing with the reorganziation. In the event any of the initial shares of a Fund are redeemed by any holder thereof during the period that such Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Fund Resources (the "Administrator"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an agreement under which the Administrator provides management and administrative services for an annual fee of .12% of the average daily net assets of each of the Funds up to $75 million,
 .10% on the next $75 million, .09% on the next $150 million, .08% on the next $300 million and .075% of such assets in excess of $600 million. There is a minimum annual fee of $75,000 per Fund payable to the Administrator for services rendered to the Funds under The Administration Agreement.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend distributing agent for the Funds under a transfer agency agreement with the Trust. The Trust and the Distributor
(CCM Securities, Inc.) are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and Clover Capital Management, Inc. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to .74% of the average daily net assets of the Clover Equity Value Fund and the Clover Max Cap Value Fund, .45% of the average daily net assets of the Clover Fixed Income Fund and .85% of the average daily net assets of the Clover Small Cap Value Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees (and to reimburse the expenses of the Funds) in order to limit operating expenses to not more than 1.20% of the average daily net assets for net assets below $20 million and to not more than 1.10% for net assets of $20 million or more for the Clover Equity Value Fund. Operating expenses for the Clover Fixed Income Fund are limited to not more than .80% of the average daily net assets for net assets below $20 million and to not more than .75% for net assets of $20 million or more. Operating expenses for the Clover Small Cap Value Fund and the Clover Max Cap Value Fund are limited to 1.40% and .95%, respectively, of the Portfolio's average daily net assets. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

CoreStates Bank, N.A. acts as custodian (the "Custodian") for the Funds. Fees of the Custodian are being paid in part on the basis of the net assets of the Funds and the cost of transactions. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold by the Funds.

NOTES TO FINANCIAL STATEMENTS (Concluded)                           CLOVER FUNDS
March 31, 1998                                                       (Unaudited)

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended March 31, 1998, are as follows
(000):
                    CLOVER       CLOVER       CLOVER         CLOVER
                    EQUITY      SMALL CAP     MAX CAP        FIXED
                     VALUE        VALUE        VALUE         INCOME
                     FUND         FUND          FUND          FUND
                   --------     --------      --------      --------
Purchases
  Government       $  --        $  --         $  --         $4,420
  Other             28,178       6,628         1,656         1,241
Sales
  Government       $  --        $  --         $  --         $  650
  Other             41,691       4,869           200           --

At March 31, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at March 31, 1998, is as follows (000):

                    CLOVER       CLOVER       CLOVER         CLOVER
                    EQUITY      SMALL CAP     MAX CAP        FIXED
                     VALUE        VALUE        VALUE         INCOME
                     FUND         FUND          FUND          FUND
                   --------     --------      --------      --------
  Aggregate
  gross
  unrealized
  appreciation     $27,523       $3,069         $109          $805
                   -------       ------         ----          ----

  Aggregate
  gross
  unrealized
  depreciation      (4,873)        (995)         (14)          (38)
                   -------       ------         ----          ----
 Net unrealized
  appreciation     $22,650       $2,074         $ 95          $768
                   =======       ======         ====          ====



7. CONCENTRATION OF CREDIT RISK:

The Clover Fixed Income Fund invests primarily in fixed income securities which are rated in the top four rating categories by either Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or if not rated, determined by the Adviser to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The summary of credit quality rating for securities held by the Fund at March 31, 1998 is as follows:

                    S&P                  MOODY'S
              ----------------      ----------------
Bonds:        AAA      52.28%       AAA     50.81%
              AA       10.15%       AA3     11.70%
              AA-       6.68%       AA1      5.75%
              A+       6.753%       A3       5.84%
              A         6.53%       A2       2.56%
              A-        1.20%       A1      10.62%
              BBB+      2.37%       BAA3     3.76%
              BBB-      3.76%       BAA1     1.71%
              BB+       3.80%       BA1      3.80%
              B+        3.47%       B1       3.47%
              NR        3.01%              --------
                      --------              100.0%
                       100.0%

                                      NOTES

TRUST
TIP Funds
P.O. Box 419805
Kansas City, MO 64141-6805


INVESTMENT ADVISOR
Clover Capital Management, Inc.


DISTRIBUTOR
CCM Securities, Inc.


ADMINISTRATOR
SEI Fund Resources


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


INDEPENDENT AUDITORS
Ernst & Young LLP








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THIS REPORT WAS PREPARED FOR SHAREHOLDERS IN THE TIP FUNDS. IT MAY BE
DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A TIP FUNDS PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION.